Stockholders' Equity (Details 4) (USD $)	9 Months Ended	12 Months Ended
	Dec. 31, 2003	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2007	Mar. 31, 2003	Mar. 31, 2002	Mar. 31, 2000	Sep. 30, 2012	Sep. 30, 2012 April 2006 stock issuance	Dec. 31, 2011 April 2006 stock issuance	Sep. 30, 2012 February 2007 stock issuance	Dec. 31, 2011 February 2007 stock issuance	Sep. 30, 2012 December 2007 CEFF	Dec. 31, 2011 December 2007 CEFF	Dec. 31, 2011 July 2009 Series II stock issuance	Sep. 30, 2012 January 2010 stock issuance, one	Dec. 31, 2011 January 2010 stock issuance, one	Sep. 30, 2012 January 2010 stock issuance, two	Dec. 31, 2011 January 2010 stock issuance, two	Sep. 30, 2012 October 2010 stock issuance	Dec. 31, 2011 October 2010 stock issuance	Oct. 07, 2010 October 2010 stock issuance	Sep. 30, 2012 July 2011 stock issuance	Dec. 31, 2011 July 2011 stock issuance
Warrants outstanding
Warrants outstanding		1,973,427						1,973,427	367,347	367,347	151,773	151,773	14,285	14,285	98,893	101,785	101,785	100,714	100,714	594,514	594,513		544,117	544,117
Weighted Average Exercise Price (in dollars per share)		$ 22.96						$ 22.96	$ 49.00	$ 49.00	$ 59.08	$ 59.08	$ 9.80	$ 9.80	$ 7.00	$ 22.82	$ 22.82	$ 19.95	$ 19.95	$ 13.44	$ 13.44	$ 13.44	$ 9.52	$ 9.52
Exercise of Stock Options
Stock option exercised (in shares)		948	24,902
Proceeds from exercise of stock options	$ 115,000	$ 3,000	$ 77,000	$ 163,000	$ 12,000	$ 106,000	$ 40,000